Segment reconciliation (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Segment adjusted EBITDA		€ 42,649
Fair value adjustment 50% Materialise Motion	[1]		€ 770
Impairments		(177)
Operating profit (loss)		12,217	(4,638)	[2]	€ 6,936
Financial expenses		(4,101)	(5,995)	[2]	(3,682)
Financial income		5,620	2,452	[2]	1,377
Income tax benefit/(expense)		(591)	1,028	[2]	(2,595)
Share in loss of joint venture		0	(39)	[2]	(392)
Net (loss) profit for the year	[2]	13,145	(7,193)		1,644
Consolidated entity [member]
Disclosure of operating segments [line items]
Segment adjusted EBITDA		42,649	29,847		36,740
Depreciation, amortization and impairment		(20,516)	(19,775)	[2]	(19,278)
Corporate research and development		(2,948)	(2,824)	[2]	(1,859)
Corporate headquarter costs		(10,317)	(11,719)	[2]	(11,077)
Other operating income (expense)		3,527	3,668	[2]	2,410
Fair value adjustment 50% Materialise Motion	[2]		770
Impairments		(177)	(4,606)	[2]
Operating profit (loss)		12,217	(4,639)	[2]	6,936
Financial expenses		(4,101)	(5,995)	[2]	(3,682)
Financial income		5,620	2,452	[2]	1,377
Income tax benefit/(expense)		(591)	1,028	[2]	(2,595)
Share in loss of joint venture			(39)	[2]	(392)
Net (loss) profit for the year		€ 13,145	€ (7,193)	[2]	€ 1,644

[1]	The year 2020 has been restated to reflect the final accounting of the business combination with Materialise Motion.
[2]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.